Share-based Compensation - Summary of Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding, Beginning Balance	8,761,735	6,548,377	7,228,141
Number of options, Granted	1,067,385	2,759,750	264,480
Number of options, Exercised	(670,939)	(256,065)	(100,834)
Number of options, Forfeited	(35,201)	(290,327)	(843,410)
Number of options, Outstanding, Ending Balance	9,122,980	8,761,735	6,548,377	7,228,141
Number of options, Vested and Exercisable as of December 31, 2019	4,379,511
Number of options, Vested or expected to vest as of December 31, 2019	9,122,980
Weighted average exercise price, Outstanding, Beginning Balance	$ 7.47	$ 1.28	$ 0.97
Weighted average exercise price, Granted	32.22	21.15	8.76
Weighted average exercise price, Exercised	1.57	0.76	0.65
Weighted average exercise price, Forfeited	25.99	3.73	1.11
Weighted average exercise price, Outstanding, Ending Balance	10.73	$ 7.47	$ 1.28	$ 0.97
Weighted average exercise price, Vested and Exercisable as of December 31, 2019	3.51
Weighted average exercise price, Vested or expected to vest as of December 31, 2019	$ 10.73
Weighted average remaining contractual term, Outstanding	7 years 1 month 28 days	7 years 9 months 18 days	8 years 21 days	9 years
Weighted average remaining contractual term, Vested and Exercisable as of December 31, 2019	6 years 3 months
Weighted average remaining contractual term, Vested or expected to vest as of December 31, 2019	7 years 1 month 28 days
Aggregate intrinsic value, Outstanding	$ 281,562,301	$ 138,009,758	$ 130,668,851	$ 53,677,170
Aggregate intrinsic value, Vested and Exercisable as of December 31, 2019	166,772,005
Aggregate intrinsic value, Vested or expected to vest as of December 31, 2019	$ 281,562,301